Summary of Significant Accounting Policies	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and Stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Deferred Offering Costs

Deferred offering costs consist of legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Initial Public Offering. On January 11, 2021, deferred offering costs amounting to $12,301,684 were charged to stockholder’s equity upon the completion of the Initial Public Offering (see Note 1). As of December 31, 2020, there were $309,175 of deferred offering costs recorded in the accompanying balance sheet.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The

Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The provision for income taxes was deemed to be immaterial as of December 31, 2020.

Net Loss Per Common Share

Net loss per share of common stock is computed by dividing net loss by the weighted average number of common shares outstanding during the period, excluding shares of common stock subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 750,000 shares of Class B common stock that are subject to forfeiture by the Sponsor if the over-allotment option is not exercised by the underwriter (see Note 5). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s balance sheet, primarily due to their short-term nature.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s prospectus for its Initial Public Offering as filed with the SEC on January 6, 2021. The interim results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future periods.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these condensed financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021 and December 31, 2020.

Marketable Securities Held in Trust Account

At September 30, 2021, substantially all of the assets held in the Trust Account were held in money market funds which are invested primarily in U.S. Treasury securities. At December 31, 2020, there were no assets held in the Trust Account.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the

Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at September 30, 2021, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid-in capital and accumulated deficit.

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as a liability at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

The Company accounts for the Public Warrants and Private Placement Warrants (together, the “Warrants”) in accordance with the guidance contained in ASC 815-40. The Warrants are not considered indexed to the Company’s own common stock, and as such, the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. The Private Placement Warrants and the Public Warrants for periods where no observable traded price was available were valued using the Modified Monte Carlo Simulation and Modified Black Scholes option pricing models (see Note 10).

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of September 30, 2021, the Company had a deferred tax asset of approximately $902,585, which had a full valuation allowance recorded against it. The Company’s deferred tax assets were deemed to be de minimis as of December 31, 2020.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The effective tax rate differs from the statutory tax rate of 21% for the three and nine months ended September 30, 2021, due to the valuation allowance recorded on the Company’s net operating losses, the change in the fair value of the warrants liabilities and transaction costs incurred in connection with the Initial Public Offering.

Net Loss per Common Share

Net loss per common share is computed by dividing net loss by the weighted average number of common stock outstanding for the period. The Company applies the two-class method in calculating net loss per common share. Accretion associated with the redeemable shares of Class A common stock is excluded from net loss per common share as the redemption value approximates fair value.

The calculation of diluted loss per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 18,100,000 shares of Class A common stock in the aggregate. As of September 30, 2021 and 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net loss per common share is the same as basic net loss per common share for the periods presented.

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period From September 15, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net loss, as adjusted	$(3,910,762)	$(977,682)	$(1,090,159)	$(282,490)	$—	$(1,000)
Denominator:
Basic and diluted weighted average common shares outstanding	23,000,000	5,750,000	22,073,260	5,719,780	—	5,000,000
Basic and diluted net loss per common share	$(0.17)	$(0.17)	$(0.05)	$(0.05)	$—	$(0.00)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying condensed balance sheets, primarily due to their short-term nature, except for warrant liabilities (see Note 11).

Recent Accounting Standards

In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU 2020-06 and the adoption did not have an impact on its financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    Summary of Significant Accounting Policies

Basis of Presentation

The Company’s unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the U.S. Securities and Exchange Commission for interim financial reporting. The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Manscaped, Inc. and Manscaped, LLC. All intercompany transactions and balances have been eliminated in consolidation.

Certain information and footnote disclosures normally included in consolidated financial statement prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2020 and the related notes which provide a more complete discussion of the Company’s accounting policies and certain other information. The information as of December 31, 2020 included in the condensed consolidated balance sheets was derived from the Company’s audited consolidated financial statements. The condensed consolidated financial statements were prepared on the same basis as the audited consolidated financial statements and reflect all adjustments, including normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the Company’s financial position as of September 30, 2021 and the results of operations and cash flows for the nine months ended September 30, 2021 and 2020. The results of operations for the nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected for the full year or any other future interim or annual period

Impact of COVID-19

The Company is closely monitoring the impact of the COVID-19 pandemic, including the emergence and spread of variants of COVID-19, on the U.S. and global economies and on the Company’s operating results, financial condition and cash flows. The estimates of the impact COVID-19 may have on the Company’s business may change based on new information that may emerge concerning COVID-19, the actions to contain it or treat its impact and the economic impact on local, regional, national and international markets. The Company has not incurred any significant impairment losses in the carrying values of its assets as a result of the COVID-19 pandemic and is not aware of any specific related event or circumstance that would require the Company to revise the estimates reflected in its condensed consolidated financial statements.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Assets and liabilities which are subject to significant judgment and use of estimates include refunds and sales return provisions, share-based compensation liabilities, warranties, the useful lives of equipment, and income taxes. The Company continually evaluates its estimates based on historical experience and other factors deemed relevant under the circumstances, such as economic conditions and operational changes in the business. Since future events and their effects cannot be predicted with absolute certainty, actual results could differ from current estimates.

Segment

The Company has determined that its chief executive officer is the Chief Operating Decision Maker (“CODM”). The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. Accordingly, the Company has determined that it operates in one operating and reportable segment.

Geographic Information

The Company sells products to customers in two geographical markets: United States and International. Revenue from the international market is predominantly from Australia, Canada, and the United Kingdom. No single country other than the United States had revenue greater than 10% of total revenue for the nine months ended September 30, 2021 and 2020, respectively.

The following table represents total revenue by geographic location (in thousands):

	Nine Months Ended September 30,
	2021	2020
United States	$168,030	$123,629
International	44,271	14,484
Total revenue	$212,301	$138,113

Substantially all of the Company’s long-lived assets are located in the United States.

Revenue Disaggregation

The following table presents a disaggregation of the Company’s sales by channel for the nine months ended September 30, 2021 and 2020 (in thousands):

	Nine Months Ended September 30,
	2021	2020
Direct-to-Consumer	$139,664	$101,152
Marketplace	45,394	23,981
Retail	27,243	12,980
	$212,301	$138,113

Shipping and Handling

The costs associated with shipping goods are expensed when control is transferred to the customer and recorded as cost of sales in the accompanying condensed consolidated statements of operations and were $21.9 million and $17.4 million for the nine months ended September 30, 2021 and 2020, respectively, and include promotional shipping costs and outbound freight.

Advertising Costs

The Company promotes its brand through an integrated marketing approach, including digital ecosystems, traditional media, and out of home advertising. Advertising costs relate mainly to digital advertising on ad platforms, endorsements on podcasts and social media channels, television commercials, sports marketing partnerships, direct mail, out of home, direct to publisher digital content placements, and related design costs. The Company expenses costs of advertising and promotions as incurred. Advertising expenses amounted to $74.0 million and $57.7 million for the nine months ended September 30, 2021 and 2020, respectively, and are included in marketing and selling expenses within the accompanying condensed consolidated statements of operations.

Comprehensive income or loss

The Company had no items of other comprehensive income or loss for the nine months ended September 30, 2021 and 2020.

Concentration of Credit Risk and Major Customers and Suppliers

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company periodically holds cash in financial institutions in excess of the amount insured by the Federal Deposit Insurance Corporation (FDIC). Management believes that the Company’s risk of loss to be minimal due to the credit worthiness of the financial institutions in which the funds are held.

The Company’s accounts receivable are primarily derived from customer purchases transacted using debit or credit cards. The remaining accounts receivable balance is derived from sales with a limited number of large retail customers that settle in a short time frame. The Company monitors the credit worthiness of its retail customers on an ongoing basis. The Company has not recorded an allowance for doubtful accounts as of September 30, 2021 and 2020, as there has been no history of uncollectible accounts receivables. For the nine months ended September 30, 2021, three of the Company’s retail customers represented 58%, 21%, and 14% of total retail accounts receivable of $8.4 million. For the year ended December 31, 2020, two customers represented 74% and 23% of total retail accounts receivable of $4.1 million.

The Company’s shavers and razors are purchased from one supplier that represents more than 10% of the total purchases for nine months ended September 30, 2021 and 2020. The Company had purchases from this supplier totaling approximately $31.1 million or 70% and $23.3 million or 66% of total purchases for nine months ended September 30, 2021 and 2020, respectively. The loss of this major supplier could have a material adverse impact on the Company’s results of operations, cash flows, and financial position.

Accounting Pronouncements

If the Company becomes public or is public, the Company will be provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public business entities, including early adoption when permissible. The Company expects to elect to adopt new or revised accounting guidance within the same time period as non-public business entities.

2.    Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Manscaped, Inc. and Manscaped, LLC. All intercompany transactions and balances have been eliminated in consolidation.

Impact of COVID-19

In March 2020, the World Health Organization declared coronavirus COVID-19 a global health pandemic. This contagious disease outbreak, and any related adverse public health developments, adversely affected workforces, customers, vendors, economies, and global financial markets. It disrupted the normal operations of many businesses, including retail.

The Company experienced an improvement in sales beginning in fiscal year 2020, at least in part due to an increase in consumer demand as consumers complied with the stay-at-home orders which caused an increase in online shopping. In the future, the pandemic may cause reduced demand for the Company’s products if it results in a recessionary global economic environment. The Company cannot provide assurances that such increases in demand will continue and may see a decline in online shopping and demand for the Company’s products when the COVID-19 pandemic subsides, which could adversely affect the Company’s business, financial condition, and results of operations.

Capital Resources and Liquidity

The Company has incurred net losses and net cash outflows from operating activities since its inception. To date, the Company’s available liquidity and operations have been financed primarily through the sale of preferred stock and proceeds from its existing credit facility and borrowing arrangements. See Note 7, “Debt”, for further information on the Company’s debt arrangements. Although the Company is dependent on its ability to raise capital or generate sufficient cash flow from operations to achieve its business objectives, the Company believes its existing cash, cash equivalents, available borrowings under the line of credit and term loan (see Note 7), and future cash flows from operating activities will be sufficient to meet its working capital and capital expenditure needs for at least the next 12 months. Future capital requirements will depend on many factors, including the Company’s rate of revenue growth and the level of expenditures in all areas of the Company. To the extent that existing capital resources and sales growth are not sufficient to fund future activities, the Company will need to raise capital through additional equity or debt financing. Additional funds may not be available on terms favorable to the Company or at all. Failure to raise additional capital, if and when needed, could have a material adverse effect on the Company’s financial position, results of operations, and cash flows.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Assets and liabilities which are subject to significant judgment and use of estimates include refunds and sales return provisions, share-based compensation liabilities, warranties, the useful lives of equipment, and income taxes. The Company continually evaluates its estimates based on historical experience and other factors deemed relevant under the circumstances, such as economic conditions and operational changes in the business. Since future events and their effects cannot be predicted with absolute certainty, actual results could differ from current estimates.

Cash and Cash Equivalents

Cash and cash equivalents include the Company’s cash in bank and all highly liquid investments purchased with an original maturity of three months or less. The Company maintains cash balances at financial institutions that may occasionally exceed federally insured limits. Cash equivalents consist of investments in short-term money market funds.

Restricted Cash

Restricted cash consists of deposits collateralizing letters of credit issued by a bank in connection with the Company’s lease for its office space.

The letter of credit was issued on March 24, 2020 in connection with the lease of the Company’s office in San Diego, California, in the amount of $0.8 million. Provided that the Company is not in default of any provision of the lease and no event of default has occurred for a 48-month period after the initial term, the letter of credit shall be reduced by $0.3 million. As of December 31, 2020, the restricted cash balance was $0.8 million.

Accounts Receivable

Accounts receivable represent amounts due from banks and online marketplaces for credit card or debit card transactions, and amounts invoiced for merchandise sold on credit in the ordinary course of business. Collection of accounts receivable is expected in one year or less and, as such, are classified as current assets. The Company evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off. The Company has not recorded an allowance for doubtful accounts as of December 31, 2020 and 2019, as there has been no history of uncollectible accounts receivable.

Inventories

Inventories represent raw materials and finished goods that are recorded at the lower of cost or net realizable value and are accounted for using the first-in, first-out method. Inventory costs consist of product, inbound freight, and duty costs from vendors. On an ongoing basis, inventory is evaluated for recoverability to determine whether adjustments for obsolescence are required. Inventory valuation losses were not material for the years ended December 31, 2020 and 2019.

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation. The Company accounts for property and equipment at cost or at fair value as of the date of the business acquisition. Depreciation of property and equipment is computed using the straight-line method based on a five-year estimated useful life. Construction in progress costs are depreciated based on their respective asset class when they are put into service. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation expense is included in the consolidated statements of operations as general and administrative expenses.

Debt Issuance Costs

Debt issuance costs incurred to originate the term loan are netted with the related debt and amortized using the effective interest method over the term of the loan agreement of four years (See Note 7). Costs to originate the line of credit are capitalized to prepaid expenses and other current assets in the consolidated balance sheets and amortized using the straight-line method, which approximates the effective interest method, over the term of the financing agreement of one year (see Note 7).

Segment

The Company has determined that its chief executive officer is the Chief Operating Decision Maker (“CODM”). The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. Accordingly, the Company has determined that it operates in one operating and reportable segment.

Geographic Information

The Company sells products to customers in two geographical markets: United States and International. Revenue from the international market is predominantly from Australia, Canada, and the United Kingdom. No single country other than the United States had revenue greater than 10% of total revenue for the years ended December 31, 2020 and 2019.

The following table represents total revenue by geographic location (in thousands):

	Years Ended December 31,
	2020	2019
United States	$182,188	$64,917
International	28,471	131
Total revenue	$210,659	$65,048

Substantially all of the Company’s long-lived assets are located in the United States.

Revenue Recognition

On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), using the modified retrospective method. The Company sells its products through Direct-to-Consumer, Marketplace, and Retail sales channels. Revenue is recognized when control of a promised good transfers to a customer, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring the products. Control of the goods is transferred upon shipment to or pick up by the end customer with adjustments to net sales for estimated returns, chargebacks, and allowances for other deductions. These adjustments represent a component of variable consideration and are estimated using the expected value method taking into consideration assumptions of demand based on historical data and historical rates. The transaction price is also inclusive of fixed discounts which represent a reduction to revenue for each performance obligation. The liability for estimated returns, chargebacks and allowances was $1 million as of December 31, 2020 and $0.2 million as of December 31, 2019.

Direct-to-Consumer — The Company generates revenue through one-time purchases and subscription arrangements through the Company’s website. The Company offers a range of subscription plans where customers can select the frequency of their replenishment ranging from one month to 12 month increments for scheduled deliveries. Each replenishment represents a single performance obligation and revenue is recognized at a point in time as control is transferred to the customer upon shipment of the goods. Subscriptions are cancellable at any time without penalty, and no amounts are collected from the customer until products are shipped.

Subscription customers have the option to purchase additional products to add to their respective replenishment subscription purchase. Each add-on product represents a single performance obligation and therefore revenue is recognized at a point in time as control is transferred to the customer upon delivery of goods to the customer.

Marketplace — Marketplace revenue consists of one-time purchases through online marketplaces. Each purchase represents a single performance obligation and revenue is recognized at a point in time as control is transferred to the customer upon shipment of the goods. The Company evaluated principal versus agent considerations to determine whether it is appropriate to record seller fees, which include marketing and logistics fees paid to the online marketplaces as an expense or as a reduction of revenue. Seller fees charged by third-party online marketplaces are not recorded as a reduction of revenue as the Company controls all the goods before they are transferred to the end customer. The marketing fees are recorded as marketing and selling expenses and the logistics fees are recorded as cost of sales in the accompanying consolidated statements of operations.

Retail — Retail revenue consists of one-time purchases through major retailers. Each purchase represents a single performance obligation and revenue is recognized at a point in time as control is transferred to the customer upon pick up of goods.

The Company elected the following accounting policies, which serve as practical expedients in the adoption of ASC Topic 606, Revenue from Contracts with Customers.

•        The Company elected to account for shipping and handling activities that occur after the customer has obtained control of the products as a fulfillment activity instead of a separate performance obligation.

•        The Company elected to recognize the incremental costs of obtaining contracts, such as sales commissions, as an expense when incurred. These costs are immaterial to the consolidated financial statements and included in marketing and selling expenses.

•        The Company has elected to exclude from the transaction price those amounts which relate to sales and other taxes that are assessed by governmental authorities and that are imposed and concurrent with a specific revenue-producing transaction and collected by the Company from a customer.

Revenue Disaggregation

The following table presents a disaggregation of the Company’s sales by channel for the years ended December 31, 2020 and 2019 (in thousands):

	Years ended December 31,
	2020	2019
Direct-to-Consumer	$152,682	$49,420
Marketplace	38,762	13,477
Retail	19,215	2,151
	$210,659	$65,048

Shipping and Handling

The costs associated with shipping goods are expensed when control is transferred to the customer and recorded as cost of sales in the accompanying consolidated statements of operations and were $25.7 million and $7.9 million for the years ended December 31, 2020 and 2019, respectively, and include promotional shipping costs and outbound freight.

Cost of Sales

Cost of sales primarily consists of purchase price of inventory sold, inbound freight costs associated with inventory, storage and receiving fees, shipping and handling costs, kitting and fulfillment costs, and transaction and merchant fees.

Marketing and Selling

Marketing and selling expenses are primarily related to advertising costs discussed further below. Marketing and selling expenses also include payroll and share-based compensation costs, and customer support services.

General and Administrative

General and administrative expenses consist primarily of personnel-related costs, including salaries, benefits and share-based compensation costs. General and administrative expenses also include legal and professional fees, consulting services, research and development costs, facilities and office expenses, insurance, and technology fees.

Advertising Costs

The Company promotes its brand through an integrated marketing approach, including digital ecosystems, traditional media, and out of home advertising. Advertising costs relate mainly to digital advertising on ad platforms, endorsements on podcasts and social media channels, television commercials, sports marketing partnerships, direct mail, out of home, direct to publisher digital content placements, and related design costs. The Company expenses costs of advertising and promotions as incurred. Advertising expenses amounted to $82.6 million and $33.1 million for the years ended December 31, 2020 and 2019, respectively, and are included in marketing and selling expenses within the accompanying consolidated statements of operations.

Share-Based Compensation

The Company grants fully vested and time vested incentive units to employees and nonemployees and records share-based compensation in accordance with ASC 718, Compensation — Stock Compensation. The incentive units are classified as share-based compensation liabilities in the consolidated balance sheets due to the Company’s call option associated with the awards at an amount below fair value. The Company measures the share-based compensation liabilities at fair value on the date of grant and remeasures them each reporting date based on the fair value of the vested awards until settlement and records any change in fair value within the consolidated statements of operations. The Company adjusts compensation expense and the share-based compensation liabilities for the effect of forfeited awards in the period when such forfeitures occur.

Income Taxes

Manscaped Holdings, LLC is taxed as a partnership, while Manscaped, Inc. is treated as a C corporation for income tax purposes. Manscaped, Inc. accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are recognized for temporary differences between the tax basis of assets and liabilities and their carrying amount for financial reporting. Deferred tax assets and liabilities are measured using enacted tax rates for the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enacted date.

Manscaped Inc. reduces deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred tax asset will not be realized. The realization of deferred tax assets is dependent, in part, upon generating future taxable income during the periods in which those temporary differences become deductible. In assessing whether our deferred tax assets will be realized, Manscaped Inc. considers all available evidence, both positive and negative. Such evidence includes historical earnings, future reversals of existing taxable temporary differences, estimates of future taxable income, and the feasibility of ongoing tax planning strategies. Manscaped Inc. has recorded a full valuation allowance on its net deferred tax asset balances for all periods presented due to the uncertainty related to utilization of its deferred tax assets.

Manscaped, Inc. accounts for uncertain tax positions in accordance with ASC 740-10, Income Taxes. ASC 740-10 prescribes a recognition threshold and measurement process for accounting for uncertain tax positions and provides guidance on various related matters such as derecognition, interest, penalties, and disclosures required. Manscaped, Inc. recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. There are no significant uncertain tax positions as of December 31, 2020 and 2019.

Manscaped, Inc. recognizes interest and penalties related to unrecognized tax benefits in income tax expense. See Note 9 for additional details.

Fair Value of Financial Instruments

The Company uses fair value measurements to record certain assets and liabilities on a recurring basis, such as share-based compensation liabilities, or on a nonrecurring basis, such as property and equipment. Fair value is defined as the amount that would be received upon sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The following fair value hierarchy is used in selecting inputs for those assets and liabilities measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s assumptions (unobservable inputs). The Company evaluates these inputs and recognizes transfers between levels, if any, at the end of each reporting period. The hierarchy consists of three levels:

•        Level 1 — Inputs are quoted prices in active markets as of the measurement date for identical assets or liabilities.

•        Level 2 — Inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates, benchmark yields, issuer spreads, new issue data and collateral performance.

•        Level 3 — Inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. These unobservable assumptions reflect the Company’s estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include management judgment and estimation which may be significant.

Management believes that the carrying amounts of the Company’s financial instruments including cash, accounts receivable, accounts payable, credit card payables, accrued expenses, and long-term debt (see Note 7) approximate their fair value as of December 31, 2020 and 2019, based on their relatively short-term nature.

Comprehensive Income or Loss

The Company had no items of other comprehensive income or loss for the years ended December 31, 2020 and 2019.

Concentration of Credit Risk and Major Customers and Suppliers

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company periodically holds cash in financial institutions in excess of the amount insured by the Federal Deposit Insurance Corporation (FDIC). Management believes that the Company’s risk of loss to be minimal due to the credit worthiness of the financial institutions in which the funds are held.

The Company’s accounts receivable are primarily derived from customer purchases transacted using debit or credit cards. The remaining accounts receivable balance is derived from sales with a limited number of large retail customers that settle in a short time frame. The Company monitors the credit worthiness of its retail customers on an ongoing basis. For the year ended December 31, 2020, two customers represented 74% and 23% of total retail accounts receivable of $4.1 million. For the year ended December 31, 2019, one customer represented approximately 90% of the retail accounts receivable balance of $1.2 million.

The Company’s shavers and razors are purchased from one supplier that represents more than 10% of the total purchases for the years ended December 31, 2020 and 2019. The Company had purchases from this supplier totaling approximately $32.0 million or 69% and $10.2 million or 45% of total purchases for the years ended December 31, 2020 and 2019, respectively. The loss of this major supplier could have a material adverse impact on the Company’s results of operations, cash flows, and financial position.

Accounting Pronouncements

If the Company becomes public or is public, the Company will be provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public business entities, including early adoption when permissible. The Company expects to elect to adopt new or revised accounting guidance within the same time period as non-public business entities.

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, a comprehensive new revenue recognition standard which will supersede previous existing revenue recognition guidance. ASU 2014-09 establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services and also provides guidance on the recognition of costs related to obtaining and fulfilling customer contracts. The new guidance may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption (“modified retrospective method”). The adoption of the new standard did not have a significant effect on earnings or on the timing of the Company’s transactions, and therefore, the cumulative effect of initially applying the new guidance was not material. Therefore, there was no adjustment to the opening balance sheet at January 1, 2019.

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. Under ASU 2018-07, the accounting for awards issued to nonemployees will be similar to the accounting for employee awards. This includes allowing for the measurement of awards at the grant date and recognition of awards with performance conditions when those conditions are probable, both of which are earlier than under current guidance for nonemployee awards. The Company adopted this standard in the first quarter of fiscal year 2019. The adoption of this standard did not have a material impact on our consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies various aspects of the income tax accounting guidance in ASC 740. The new guidance eliminates certain exceptions for intra-period tax allocations, interim period calculations, and the recognition of deferred taxes when investment ownership changes. The new guidance also simplifies aspects of the accounting for franchise taxes, interim period effects of enacted changes in tax laws or rates, and the accounting for a step-up in the tax basis of goodwill. The amendments did not create new accounting requirements. The Company adopted the standard as of December 31, 2020. The adoption of this standard did not have a material impact on our consolidated financial statements.

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which eliminates most of the guidance in Subtopic 470-20 that requires separate accounting for embedded conversion features in convertible debt arrangements. Further, ASU 2020-06 removes some of the conditions in Subtopic 815-40-25, Contracts on an Entity’s own Equity, that are required for equity classification, including the requirement for equity contracts to permit settlement in unregistered shares. The updated guidance is effective for annual periods beginning after December 15, 2021, with early adoption permitted for annual periods beginning after December 15, 2020. The Company is in the process of assessing the impact, if any, that ASU 2020-06 is expected to have on the Company’s results of operations, financial condition, and financial statement disclosures.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance under ASU 2020-04 provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company is in the process of assessing the impact, if any, that ASU 2020-04 is expected to have on the Company’s results of operations, financial condition, and financial statement disclosures.

In March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments. This ASU amends a wide variety of topics in the codification, including revolving debt arrangements and allowance for credit losses related to leases. This ASU will be effective for annual reporting periods beginning after December 15, 2020 and interim periods within those annual periods and early adoption is permitted. The Company is in the process of assessing the impact, if any, that ASU 2020-03 is expected to have on the Company’s results of operations, financial condition, and financial statement disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326). The FASB issued this update to provide financial statement users with more decision useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this update replace the existing guidance of incurred loss impairment methodology with an approach that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The updated guidance is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. The Company is in the process of assessing the impact, if any, that ASU 2016-13 is expected to have on the Company’s results of operations, financial condition, and financial statement disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. For all non-public entities, the standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application will be permitted for all entities. The Company is in the process of assessing the impact, if any, that ASU 2016-02 is expected to have on the Company’s results of operations, financial condition, and financial statement disclosures.